Quarterly Holdings Report
for
Fidelity® Series Sustainable Investment Grade Bond Fund
May 31, 2024
SGB-NPRT3-0724
1.9908956.101
Nonconvertible Bonds - 26.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.5%
TELUS Corp. 3.4% 5/13/32	45,000	38,927
Verizon Communications, Inc. 5.05% 5/9/33	74,000	72,811
		111,738
Entertainment - 0.3%
The Walt Disney Co. 2.65% 1/13/31	27,000	23,435
Media - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
5.05% 3/30/29	10,000	9,582
6.1% 6/1/29	5,000	5,005
6.55% 6/1/34	3,000	3,006
Warnermedia Holdings, Inc.:
4.279% 3/15/32	30,000	26,256
5.141% 3/15/52	27,000	21,314
		65,163
TOTAL COMMUNICATION SERVICES		200,336
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.2%
General Motors Co. 5.4% 10/15/29	18,000	17,843
Specialty Retail - 1.3%
Lowe's Companies, Inc.:
3.75% 4/1/32	35,000	31,654
4.25% 4/1/52	25,000	19,639
The Home Depot, Inc. 3.25% 4/15/32	25,000	22,033
TJX Companies, Inc. 3.875% 4/15/30	23,000	21,695
		95,021
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc. 3.05% 3/15/32	27,000	21,709
TOTAL CONSUMER DISCRETIONARY		134,573
CONSUMER STAPLES - 0.9%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)	29,000	20,693
Food Products - 0.6%
General Mills, Inc. 2.25% 10/14/31	55,000	45,103
TOTAL CONSUMER STAPLES		65,796
FINANCIALS - 8.4%
Banks - 4.5%
Bank of America Corp.:
2.456% 10/22/25 (c)	70,000	69,094
5.015% 7/22/33 (c)	55,000	53,588
Citigroup, Inc.:
2.014% 1/25/26 (c)	68,000	66,349
4.91% 5/24/33 (c)	15,000	14,384
JPMorgan Chase & Co.:
0.768% 8/9/25 (c)	60,000	59,429
4.912% 7/25/33 (c)	65,000	62,992
Santander Holdings U.S.A., Inc.:
5.807% 9/9/26 (c)	7,000	6,964
6.499% 3/9/29 (c)	5,000	5,098
		337,898
Capital Markets - 2.3%
Goldman Sachs Group, Inc.:
3.102% 2/24/33 (c)	21,000	17,823
3.615% 3/15/28 (c)	25,000	23,842
Morgan Stanley:
0.864% 10/21/25 (c)	67,000	65,712
4.889% 7/20/33 (c)	46,000	44,078
State Street Corp. 3.031% 11/1/34 (c)	25,000	21,922
		173,377
Consumer Finance - 0.3%
Ally Financial, Inc. 2.2% 11/2/28	27,000	23,282
Insurance - 1.3%
Equitable Financial Life Global Funding 1.3% 7/12/26 (b)	53,000	48,433
Marsh & McLennan Companies, Inc. 2.375% 12/15/31	57,000	46,998
		95,431
TOTAL FINANCIALS		629,988
HEALTH CARE - 2.1%
Biotechnology - 0.6%
Amgen, Inc. 3% 2/22/29	50,000	45,809
Health Care Providers & Services - 0.7%
Cigna Group 3.4% 3/15/51	28,000	19,027
Humana, Inc. 3.7% 3/23/29	37,000	34,499
		53,526
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC 1.75% 5/28/28	27,000	23,854
Bristol-Myers Squibb Co. 2.95% 3/15/32	13,000	11,154
Zoetis, Inc. 2% 5/15/30	27,000	22,547
		57,555
TOTAL HEALTH CARE		156,890
INDUSTRIALS - 1.4%
Building Products - 0.4%
Carrier Global Corp.:
2.493% 2/15/27	25,000	23,275
5.9% 3/15/34	2,000	2,078
6.2% 3/15/54	2,000	2,145
		27,498
Industrial Conglomerates - 0.7%
Honeywell International, Inc. 1.75% 9/1/31	27,000	21,788
Trane Technologies Financing Ltd. 3.8% 3/21/29	35,000	33,153
		54,941
Machinery - 0.3%
Otis Worldwide Corp. 2.565% 2/15/30	27,000	23,511
TOTAL INDUSTRIALS		105,950
INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC/EMC Corp. 6.2% 7/15/30	21,000	21,968
Semiconductors & Semiconductor Equipment - 0.8%
Micron Technology, Inc. 2.703% 4/15/32	36,000	29,697
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.5% 5/11/31	36,000	29,909
		59,606
TOTAL INFORMATION TECHNOLOGY		81,574
MATERIALS - 0.3%
Chemicals - 0.3%
International Flavors & Fragrances, Inc. 2.3% 11/1/30 (b)	28,000	23,187
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc. 2% 5/18/32	42,000	32,739
Boston Properties, Inc. 2.45% 10/1/33	47,000	34,745
Brixmor Operating Partnership LP 5.75% 2/15/35	20,000	19,816
Corporate Office Properties LP 2% 1/15/29	29,000	24,530
Prologis LP 2.875% 11/15/29	38,000	33,970
WP Carey, Inc. 2.45% 2/1/32	42,000	33,724
		179,524
Real Estate Management & Development - 0.3%
CBRE Group, Inc. 2.5% 4/1/31	27,000	22,253
TOTAL REAL ESTATE		201,777
UTILITIES - 5.2%
Electric Utilities - 1.6%
Duke Energy Carolinas LLC 3.95% 11/15/28	33,000	31,524
Northern States Power Co. 2.25% 4/1/31	40,000	33,381
Oncor Electric Delivery Co. LLC 4.15% 6/1/32	25,000	23,209
Wisconsin Electric Power Co. 4.75% 9/30/32	31,000	30,190
		118,304
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp.:
1.375% 1/15/26	27,000	25,213
2.45% 1/15/31	78,000	64,049
		89,262
Multi-Utilities - 2.4%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	47,000	42,822
Dominion Energy, Inc. 2.25% 8/15/31	61,000	49,339
NiSource, Inc. 1.7% 2/15/31	63,000	50,000
Puget Energy, Inc. 4.224% 3/15/32	44,000	39,117
		181,278
TOTAL UTILITIES		388,844
TOTAL NONCONVERTIBLE BONDS (Cost $2,022,696)		1,988,915

U.S. Treasury Obligations - 43.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.12% 1/23/25	100,000	96,800
U.S. Treasury Bonds:
3.625% 2/15/53	335,000	280,576
3.875% 2/15/43	180,000	160,903
4.125% 8/15/53	17,000	15,592
4.25% 2/15/54	338,000	317,033
4.625% 5/15/54	51,000	50,936
U.S. Treasury Notes:
3.375% 5/15/33	175,000	160,617
3.5% 4/30/28	560,000	538,596
3.5% 4/30/30	100,000	94,785
3.5% 2/15/33	130,000	120,702
3.625% 5/15/26	45,000	43,950
3.75% 12/31/28	200,000	193,578
3.75% 5/31/30	210,000	201,657
4% 6/30/28	60,000	58,748
4% 7/31/30	105,000	102,129
4% 1/31/31	134,000	130,127
4% 2/15/34	28,000	26,919
4.125% 7/31/28	175,000	172,136
4.125% 8/31/30	58,000	56,772
4.25% 2/28/31	135,000	133,054
4.375% 11/30/30	93,000	92,292
4.5% 11/15/33	180,000	180,028
4.875% 10/31/30	20,000	20,397
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,407,482)		3,248,327

U.S. Government Agency - Mortgage Securities - 43.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 3.3%
2% 1/1/37	128,106	111,852
2.5% 10/1/51	25,247	20,552
5.5% 4/1/54	48,288	47,528
6% 4/1/54 to 5/1/54	69,049	69,246
TOTAL FANNIE MAE		249,178
Freddie Mac - 1.6%
2.5% 9/1/51	31,726	25,877
3% 5/1/51	23,499	19,964
4.5% 1/1/53	49,814	46,665
5.5% 3/1/54	24,667	24,279
TOTAL FREDDIE MAC		116,785
Ginnie Mae - 7.8%
2% 6/1/54 (d)	50,000	40,034
2% 6/1/54 (d)	50,000	40,034
2% 6/1/54 (d)	25,000	20,017
2% 6/1/54 (d)	50,000	40,034
2% 6/1/54 (d)	100,000	80,068
2% 6/1/54 (d)	25,000	20,017
2% 7/1/54 (d)	50,000	40,071
2.5% 6/1/54 (d)	25,000	20,823
2.5% 6/1/54 (d)	50,000	41,646
2.5% 6/1/54 (d)	25,000	20,823
3% 6/1/54 (d)	50,000	43,188
3% 6/1/54 (d)	25,000	21,594
3% 6/1/54 (d)	50,000	43,188
4% 10/20/52	98,262	90,224
5% 6/1/54 (d)	25,000	24,249
TOTAL GINNIE MAE		586,010
Uniform Mortgage Backed Securities - 31.0%
2% 6/1/54 (d)	200,000	154,172
2% 6/1/54 (d)	25,000	19,271
2% 6/1/54 (d)	50,000	38,543
2% 6/1/54 (d)	25,000	19,271
2% 6/1/54 (d)	50,000	38,543
2% 6/1/54 (d)	50,000	38,543
2% 6/1/54 (d)	25,000	19,271
2% 6/1/54 (d)	50,000	38,543
2% 6/1/54 (d)	25,000	19,271
2% 6/1/54 (d)	50,000	38,543
2% 7/1/54 (d)	200,000	154,336
2% 7/1/54 (d)	50,000	38,584
2% 7/1/54 (d)	50,000	38,584
2% 7/1/54 (d)	250,000	192,920
2.5% 6/1/54 (d)	100,000	80,691
2.5% 6/1/54 (d)	50,000	40,346
2.5% 6/1/54 (d)	50,000	40,346
2.5% 6/1/54 (d)	25,000	20,173
2.5% 6/1/54 (d)	50,000	40,346
2.5% 6/1/54 (d)	50,000	40,346
2.5% 6/1/54 (d)	25,000	20,173
2.5% 7/1/54 (d)	50,000	40,381
2.5% 7/1/54 (d)	100,000	80,762
2.5% 7/1/54 (d)	50,000	40,381
2.5% 7/1/54 (d)	100,000	80,762
3% 6/1/54 (d)	100,000	84,055
3% 6/1/54 (d)	50,000	42,027
3% 6/1/54 (d)	50,000	42,027
3% 6/1/54 (d)	50,000	42,027
3% 7/1/54 (d)	50,000	42,053
3% 7/1/54 (d)	50,000	42,053
3.5% 6/1/54 (d)	100,000	87,629
3.5% 6/1/54 (d)	100,000	87,629
3.5% 7/1/54 (d)	25,000	21,890
3.5% 7/1/54 (d)	75,000	65,669
4% 6/1/54 (d)	50,000	45,350
4% 6/1/54 (d)	50,000	45,350
4% 6/1/54 (d)	50,000	45,350
4% 6/1/54 (d)	50,000	45,350
6% 6/1/54 (d)	25,000	25,032
6% 6/1/54 (d)	25,000	25,032
6.5% 6/1/54 (d)	75,000	76,233
6.5% 6/1/54 (d)	75,000	76,233
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,314,091
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,283,614)		3,266,064

Asset-Backed Securities - 6.7%
	Principal Amount (a)	Value ($)
RR Ltd. / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 Month Index + 1.550% 6.8406% 4/15/37 (b)(c)(e)	250,000	252,274
Voya CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7393% 7/16/34 (b)(c)(e)	250,000	250,416
TOTAL ASSET-BACKED SECURITIES (Cost $494,379)		502,690

Money Market Funds - 14.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $1,102,824)	1,102,603	1,102,824

TOTAL INVESTMENT IN SECURITIES - 135.2% (Cost $10,310,995)	10,108,820
NET OTHER ASSETS (LIABILITIES) - (35.2)%	(2,632,691)
NET ASSETS - 100.0%	7,476,129

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/54	(50,000)	(40,034)
2% 6/1/54	(100,000)	(80,068)
2% 6/1/54	(25,000)	(20,017)
2.5% 6/1/54	(25,000)	(20,823)
3% 6/1/54	(50,000)	(43,188)

TOTAL GINNIE MAE		(204,130)

Uniform Mortgage Backed Securities
2% 6/1/54	(200,000)	(154,172)
2% 6/1/54	(50,000)	(38,543)
2% 6/1/54	(50,000)	(38,543)
2% 6/1/54	(50,000)	(38,543)
2% 6/1/54	(25,000)	(19,271)
2% 6/1/54	(50,000)	(38,543)
2% 7/1/54	(250,000)	(192,920)
2.5% 6/1/54	(25,000)	(20,173)
2.5% 6/1/54	(50,000)	(40,346)
2.5% 6/1/54	(100,000)	(80,691)
2.5% 6/1/54	(50,000)	(40,346)
2.5% 6/1/54	(50,000)	(40,346)
2.5% 6/1/54	(50,000)	(40,346)
2.5% 7/1/54	(100,000)	(80,762)
3% 6/1/54	(50,000)	(42,027)
3% 6/1/54	(50,000)	(42,027)
3% 6/1/54	(50,000)	(42,027)
3% 6/1/54	(50,000)	(42,027)
3.5% 6/1/54	(25,000)	(21,907)
3.5% 6/1/54	(100,000)	(87,629)
3.5% 6/1/54	(75,000)	(65,722)
4% 6/1/54	(50,000)	(45,350)
4% 6/1/54	(50,000)	(45,350)
6% 6/1/54	(25,000)	(25,032)
6.5% 6/1/54	(75,000)	(76,233)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,398,876)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,612,221)		(1,603,006)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $595,003 or 8.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,123,189	2,069,235	2,089,600	50,118	-	-	1,102,824	0.0%
Total	1,123,189	2,069,235	2,089,600	50,118	-	-	1,102,824

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities and Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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